Summary of Changes in the Estimated Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, Change in fair value			$ 2,992
August 2025 Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value
Fair value, measurement with unobservable inputs reconciliation, recurring basis, issuance of warrant
Fair value, measurement with unobservable inputs reconciliation, recurring basis, Change in fair value			2,992
Fair value, measurement with unobservable inputs reconciliation, recurring basis, Settlement of digital asset receivable			(2,992)
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value
Digital Asset Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value		$ 28
Fair value, measurement with unobservable inputs reconciliation, recurring basis, Change in fair value		3
Fair value, measurement with unobservable inputs reconciliation, recurring basis, Settlement of digital asset receivable		(31)
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value			28
Digital Asset Receivable [Member] | Fair Value, Inputs, Level 2 [Member] | Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value		$ 28
Fair value, measurement with unobservable inputs reconciliation, recurring basis, Change in fair value			70
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value			$ 28